AMALGAMATION (Details Narrative) $ / shares in Units, $ in Millions	Aug. 03, 2022 CAD ($) $ / shares shares	Apr. 26, 2022 CAD ($) $ / shares shares	Apr. 30, 2022 shares	Apr. 28, 2022 $ / shares
Reserve Quantities [Line Items]
Outstanding shares		31,748,399
Common share issued			310,000
Options to purchase		8,827,250
Share converted	13,131
Deemed share issuance value | $	$ 12.0
Share price | (per share)	$ 0.39			$ 2.00
Options [Member]
Reserve Quantities [Line Items]
Deemed share issuance	2,995,794
Warrants [Member]
Reserve Quantities [Line Items]
Deemed share issuance	2,228,340
Preferred Shares [Member]
Reserve Quantities [Line Items]
Deemed share issuance	118,186
Premium Nickel Resources [Member]
Reserve Quantities [Line Items]
Description of closing of RTO		Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC and a 15% warrant which entitled NAN to purchase common shares of PNRC for up to 15% of the capital of PNRC, upon payment of US$10 million prior to the fifth anniversary of the date of issue. Prior to the date that the Amalgamation became effective, the common shares of PNRC and the 15% warrant to purchase common shares of PNRC held by NAN were contributed to NAN Subco, as part of the securities contribution, resulting in such securities being cancelled by operation of the Amalgamation
Outstanding shares		7,667,707
Proportion of ownership interest in subsidiary		27.90%
Options to purchase		8,375,000
Cost of transaction expense | $	$ 2.3
Share price | $ / shares		$ 0.58
Trading loss | $		$ 75.0
Premium Nickel Resources [Member] | Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Outstanding shares		77,948,368
Common share issued		82,157,536
Proportion of ownership interest in subsidiary		72.10%
North American Nickel [Member] | Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary		27.90%